UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612
(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612
(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULES OF INVESTMENTS

USCF ETF TRUST
Stock Split Index Fund

Schedule of Investments (Unaudited)
At September 30, 2017

	% of Total
	Net Assets	Shares	Market Value
Common Stocks	99.4%
Auto Components	6.7%
Gentex Corp./MI	3.4%	5,587	$110,623
Magna International, Inc.	3.3%	2,063	110,123
			220,746

Banks	10.5%
First Business Financial Services, Inc.	3.4%	4,971	113,090
Home BancShares, Inc./AR	3.6%	4,693	118,357
Lakeland Financial Corp.	3.5%	2,371	115,515
			346,962

Building Products	3.3%
AO Smith Corp.	3.3%	1,832	108,876

Capital Markets	3.4%
Intercontinental Exchange, Inc.	3.4%	1,626	111,706

Chemicals	6.5%
CF Industries Holdings, Inc.	3.2%	3,042	106,957
PPG Industries, Inc.	3.3%	1,000	108,660
			215,617

Commercial Services & Supplies	3.4%
Copart, Inc.(a)	3.4%	3,249	111,668

Containers & Packaging	3.2%
Silgan Holdings, Inc.	3.2%	3,639	107,096

Electric Utilities	6.0%
Alliant Energy Corp.	3.1%	2,513	104,465
Spark Energy, Inc. - Class A	2.9%	6,318	94,770
			199,235

Electronic Equipment, Instruments & Components	3.4%
Badger Meter, Inc.	3.4%	2,299	112,651

USCF ETF TRUST
Stock Split Index Fund

Schedule of Investments (Unaudited) (Continued)
At September 30, 2017

	% of Total
	Net Assets	Shares	Market Value
Food Products	6.5%
Hain Celestial Group, Inc. (The)(a)	3.2%	2,584	$106,332
Hormel Foods Corp.	3.3%	3,374	108,440
			214,772

Gas Utilities	3.2%
New Jersey Resources Corp.	3.2%	2,501	105,417

Health Care Providers & Services	3.6%
Ensign Group, Inc. (The)	3.6%	5,216	117,829

Hotels, Restaurants & Leisure	3.2%
Starbucks Corp.	3.2%	1,952	104,842

Household Products	3.1%
Church & Dwight Co., Inc.	3.1%	2,110	102,229

Insurance	6.7%
AmTrust Financial Services, Inc.	3.4%	8,232	110,803
Navigators Group, Inc. (The)	3.3%	1,896	110,632
			221,435

IT Services	3.4%
DST Systems, Inc.	3.4%	2,049	112,449

Machinery	3.3%
Toro Co. (The)	3.3%	1,762	109,350

Media	3.4%
Comcast Corp. - Class A	3.4%	2,877	110,707

Pharmaceuticals, Biotechnology & Life Sciences	3.4%
AstraZeneca PLC ADR	3.4%	3,293	111,567

USCF ETF TRUST
Stock Split Index Fund

Schedule of Investments (Unaudited) (Continued)
At September 30, 2017

	% of Total
	Net Assets	Shares	Market Value
Professional Services	3.3%
Exponent, Inc.	3.3%	1,485	$109,742

Road & Rail	3.6%
Marten Transport, Ltd.	3.6%	5,787	118,923

Software	3.2%
Open Text Corp.	3.2%	3,322	107,267

Textiles, Apparel & Luxury Goods	3.1%
NIKE, Inc. - Class B	3.1%	1,996	103,493

Total Common Stocks (Cost $3,140,060)	99.4%		3,284,579

		Face Amount
Short-Term Investment	0.5%
Time Deposit	0.5%
Brown Brothers Harriman & Co., 0.59% due 10/02/2017	0.5%	$14,957	$14,957
Total Short-Term Investment (Cost $14,957)	0.5%		14,957

Total Investments (Cost $3,155,017)(b)	99.9%		3,299,536
Other Assets in Excess of Liabilities	0.1%		2,253
Total Net Assets	100.0%		$3,301,789

ADR— American Depositary Receipts

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $3,155,017. The net unrealized appreciation was $144,519 which consisted of aggregate gross unrealized appreciation of $304,297 and aggregate gross unrealized depreciation of $159,778.

USCF ETF TRUST
Stock Split Index Fund

Schedule of Investments (Unaudited) (Continued)
At September 30, 2017

Summary of Investments by Country^
United States	89.5%
Canada	6.6
United Kingdom	3.4
Short-Term Investment	0.5
100.0%

Summary of Investments by Sector^
Financials	20.6%
Industrials	16.9
Consumer Discretionary	16.4
Information Technology	10.1
Materials	9.8
Consumer Staples	9.6
Utilities	9.2
Health Care	6.9
Short-Term Investment	0.5
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST
USCF Restaurant Leaders Fund

Schedule of Investments (Unaudited) (Continued)
At September 30, 2017

	% of Total
	Net Assets	Shares	Market Value
Common Stocks	99.9%
Hotels, Restaurants & Leisure	99.9%
Arcos Dorados Holdings, Inc. - Class A(a)	3.6%	6,062	$60,923
BJ’s Restaurants, Inc.(a)	2.8%	1,531	46,619
Bloomin’ Brands, Inc.	2.8%	2,655	46,728
Brinker International, Inc.	2.7%	1,423	45,337
Cheesecake Factory, Inc. (The)	2.7%	1,103	46,458
Chipotle Mexican Grill, Inc. - Class A(a)	3.5%	190	58,488
Cracker Barrel Old Country Store, Inc.	2.8%	311	47,154
Darden Restaurants, Inc.	2.6%	552	43,487
Dave & Buster’s Entertainment, Inc.(a)	2.7%	860	45,133
Del Taco Restaurants, Inc.(a)	3.5%	3,895	59,749
Denny’s Corp.(a)	2.8%	3,780	47,061
Domino’s Pizza, Inc.	3.6%	303	60,161
Dunkin’ Brands Group, Inc.	3.5%	1,125	59,715
El Pollo Loco Holdings, Inc.(a)	3.6%	5,060	61,479
Habit Restaurants, Inc. (The) - Class A(a)	3.5%	4,575	59,704
Jack in the Box, Inc.	3.7%	614	62,579
McDonald’s Corp.	4.7%	502	78,653
Papa John’s International, Inc.	3.5%	818	59,771
Red Robin Gourmet Burgers, Inc.(a)	2.9%	735	49,245
Restaurant Brands International, Inc.	4.7%	1,231	78,636
Ruth’s Hospitality Group, Inc.	2.8%	2,266	47,473
Shake Shack, Inc. - Class A(a)	3.5%	1,795	59,648
Sonic Corp.	3.6%	2,423	61,665
Starbucks Corp.	4.6%	1,448	77,772
Texas Roadhouse, Inc. - Class A	2.8%	951	46,732
Wendy’s Co. (The)	3.6%	3,970	61,654
Wingstop, Inc.	3.5%	1,758	58,453
Yum China Holdings, Inc.(a)	4.7%	2,008	80,260
Yum! Brands, Inc.	4.6%	1,050	77,290
			1,688,027

Total Common Stocks (Cost $1,559,916)	99.9%		1,688,027

USCF ETF TRUST
USCF Restaurant Leaders Fund

Schedule of Investments (Unaudited) (Continued)
At September 30, 2017

	% of Total
	Net Assets	Face Amount	Market Value
Short-Term Investment	0.2%
Time Deposit	0.2%
Brown Brothers Harriman & Co., 0.59% due 10/02/2017	0.2%	$3,320	$3,320
Total Short-Term Investment (Cost $3,320)	0.2%		3,320
Total Investments (Cost $1,563,236)(b)	100.1%		1,691,347
Liabilities, less cash and other assets	(0.1)%		(897)
Total Net Assets	100.0%		$1,690,450

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $1,563,236. The net unrealized appreciation was $128,111 which consisted of aggregate gross unrealized appreciation of $177,586 and aggregate gross unrealized depreciation of $49,475.

Summary of Investments by Country^
United States	91.6%
Canada	4.6
Uruguay	3.6
Short-Term Investment	0.2
100.0%

Summary of Investments by Sector^
Consumer Discretionary	99.8%
Short-Term Investment	0.2
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST

Various inputs are used in determining the value of the Stock Split Index Fund and the USCF Restaurant Leaders Fund (each a “Fund” and collectively, the “Funds”) investments. These inputs are summarized in the three broad levels below.

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at September 30, 2017 for the Funds, using the fair value hierarchy:

Stock Split Index Fund

At September 30, 2017	Total	Level 1	Level 2	Level 3
Investments, at value
Common Stocks:
Auto Components	$220,746	$220,746	$—	$—
Banks	346,962	346,962	—	—
Building Products	108,876	108,876	—	—
Capital Markets	111,706	111,706	—	—
Chemicals	215,617	215,617	—	—
Commercial Services & Supplies	111,668	111,668	—	—
Containers & Packaging	107,096	107,096	—	—
Electric Utilities	199,235	199,235	—	—
Electronic Equipment, Instruments & Components	112,651	112,651	—	—
Food Products	214,772	214,772	—	—
Gas Utilities	105,417	105,417	—	—
Health Care Providers & Services	117,829	117,829	—	—
Hotels, Restaurants & Leisure	104,842	104,842	—	—
Household Products	102,229	102,229	—	—
Insurance	221,435	221,435	—	—
IT Services	112,449	112,449	—	—
Machinery	109,350	109,350	—	—
Media	110,707	110,707	—	—
Pharmaceuticals, Biotechnology & Life Sciences	111,567	111,567	—	—
Professional Services	109,742	109,742	—	—
Road & Rail	118,923	118,923	—	—
Software	107,267	107,267	—	—
Textiles, Apparel & Luxury Goods	103,493	103,493	—	—
Short-Term Investment
Time Deposit	14,957	—	14,957	—
Total Investments, at value	$3,299,536	$3,284,579	$14,957	$—

USCF Restaurant Leaders Fund

At September 30, 2017	Total	Level 1	Level 2	Level 3
Investments, at value
Common Stocks:
Hotels, Restaurants & Leisure	$1,688,027	$1,688,027	$—	$—
Short-Term Investment
Time Deposit	3,320	—	3,320	—
Total Investments, at value	$1,691,347	$1,688,027	$3,320	$—

For the three months ended September 30, 2017, the Funds did not have any transfers between Level 1, Level 2 and Level 3 securities.

Notes to Schedule of Investments – September 30, 2017 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the USCF ETF Trust (the “Trust”) Board of Trustees (the “Board”). Investments in money market mutual funds are stated at net asset value (the “NAV”).

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the Trust, which are directly identifiable to the Funds are applied to each Fund, and are paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

Subsequent Events

On September 22, 2017 the Board of the Trust approved a plan for the liquidation of the Stock Split Index Fund (“TOFR”) and the USCF Restaurant Leaders Index Fund (“MENU”), each a series (or the “Funds”) of the Trust, as a result of the low asset levels and lack of growth for each Fund. On October 20, 2017, the Funds concluded their liquidation plan, with each Fund distributing its remaining NAV to shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, as amended, are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USCF ETF TRUST

By:	/s/ John P. Love
John P. Love
President (Principal Executive Officer)
Date: November 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love
John P. Love
President (Principal Executive Officer)
Date: November 15, 2017

By:	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh
Treasurer (Principal Financial Officer)
Date: November 15, 2017